DISPOSITIONS (Details) shares in Millions, $ in Millions									1 Months Ended			12 Months Ended
	Dec. 14, 2023 USD ($)	Nov. 10, 2023 USD ($)	Nov. 08, 2023 USD ($)	Nov. 07, 2023 USD ($)	May 01, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 01, 2021 USD ($) shares	Jan. 14, 2021 USD ($) shares	Feb. 28, 2023 USD ($)	Dec. 31, 2022 USD ($)	May 31, 2021 USD ($) transaction shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of operating segments [line items]
Gains on disposals of non-current assets						$ 67						$ 4,686	$ 28	$ 1,823
Business services | Disposed of by sale
Disclosure of operating segments [line items]
Gross proceeds	$ 628	$ 460			$ 490
Net gain on dispositions	$ 524	$ 42			$ 87
Proportion of ownership interest in subsidiary	17.00%
Infrastructure services | Disposed of by sale
Disclosure of operating segments [line items]
Gross proceeds				$ 3,800					$ 275
Net gain on dispositions				3,900					$ 14
Intangibles and goodwill				2,400
Property, plant and equipment				1,000
Deferred tax assets				300
Borrowings				3,700
Other net liabilities				$ 100
Operating segments | Industrials
Disclosure of operating segments [line items]
Gains on disposals of non-current assets												$ 49
GrafTech International Ltd
Disclosure of operating segments [line items]
Gains on disposals of non-current assets							$ 1,764	$ 82			$ 5
Proportion of ownership interest in subsidiary							13.00%				8.00%
Voting interest							37.00%	48.00%
GrafTech International Ltd | Brookfield Business Partners L.P. and Institutional Investors
Disclosure of operating segments [line items]
Gains on disposals of non-current assets							$ 609	$ 239
Number of shares in entity disposed (in shares) | shares							30.0	20.0			11.3
Proceeds from sale of assets held for sale							$ 350	$ 214			$ 150
Number of block trade transactions (in transactions) | transaction											2
Energy Services Operation
Disclosure of operating segments [line items]
Gains on disposals of non-current assets			$ 1
Gross proceeds			$ 37
Digital Cloud Services Operations
Disclosure of operating segments [line items]
Gains on disposals of non-current assets										$ 9
Gross proceeds										$ 13
Public securities
Disclosure of operating segments [line items]
Gains on disposals of non-current assets														$ 41
Public securities | Operating segments | Industrials
Disclosure of operating segments [line items]
Gains on disposals of non-current assets													$ 19